Property and equipment (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property And Equipment Details Text [Abstract]
Depreciation expense	R$ 1,460,013	R$ 1,237,328	R$ 1,141,636